Business Combinations - Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Nov. 13, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Cash and cash equivalents			$ 48,348
Securities available for sale			44,372
Loans			179,408
Premises and equipment			8,727
Federal Home Loan Bank stock			1,540
Bank owned life insurance			4,585
Deferred tax asset			2,095
Goodwill	$ 20,226		9,500
Core deposit intangible			655
Accrued interest receivable			685
Other real estate owned			32
Other assets			98
Total assets acquired			300,045
Deposits			225,927
Federal Home Loan Bank advances			31,480
Other borrowings			3,285
Other liabilities			729
Preferred Stock			5,700
Total liabilities assumed			267,121
Net assets acquired			$ 32,924
FBC Bancorp, Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 60,676
Securities available for sale		16,179
Loans held for sale		249
Loans		236,447
Premises and equipment		9,329
Federal Home Loan Bank stock		259
Deferred tax asset		(469)
Goodwill		10,726
Core deposit intangible		1,642
Accrued interest receivable		609
Other assets		88
Total assets acquired		335,735
Deposits		286,572
Other borrowings		5,017
Other liabilities		3,418
Total liabilities assumed		295,007
Net assets acquired		$ 40,728
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 10,183
Securities available for sale					44,372
Loans					171,476
Premises and equipment					6,097
Federal Home Loan Bank stock					1,540
Bank owned life insurance					4,585
Deferred tax asset					2,095
Goodwill					8,662
Core deposit intangible					588
Accrued interest receivable					685
Other real estate owned					32
Other assets					82
Total assets acquired					250,397
Deposits					178,912
Federal Home Loan Bank advances					31,480
Other borrowings					3,285
Other liabilities					726
Preferred Stock					5,700
Total liabilities assumed					220,103
Net assets acquired					$ 30,294
First Federal Branch Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 38,165
Loans				7,932
Premises and equipment				2,630
Goodwill				838
Core deposit intangible				67
Other assets				16
Total assets acquired				49,648
Deposits				47,015
Other liabilities				3
Total liabilities assumed				47,018
Net assets acquired				$ 2,630